Note 2 - Organization and Going Concern	9 Months Ended
Jul. 31, 2014
Notes
Note 2 - Organization and Going Concern

NOTE 2 – ORGANIZATION AND GOING CONCERN

Diversified Resources Inc. (“the Company”) was incorporated in the State of Nevada on March 19, 2009 to pursue mineral extraction in the United States.

Effective November 21, 2013 we acquired 100% of the outstanding shares of Natural Resource Group, Inc. in exchange for 14,872,157 shares of our common stock

NRG was incorporated in Colorado in 2000 but was relatively inactive until December 2010.  In December 2010, NRG acquired oil and gas wells, leases and other properties from Energy Oil and Gas, Inc.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern; however, the conditions below raise substantial doubt about the Company’s ability to do so. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. The Company sustained operating losses during the years ended October 31, 2013 and 2012 and during the nine months ended July 31, 2014 and 2013. As of July 31, 2014, the Company has a negative working capital in the amount of $364,576. The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtaining additional financing from its shareholders or other sources, as may be required.

Management’s plans include obtaining additional debt or equity financing to fund operations; however, there can be no assurance that management will be successful in its efforts to obtain additional funding.

On June 15, 2009 the Company leased two mining claims in Esmerelda County, Nevada, in the Dunfee Mine Area.  The lease includes all additional claims within one mile of these claims.  The area was the subject of a geological report on September 11, 2009.  The term of the lease is 20 years and is renewable for an additional 20 years assuming all conditions of the lease are met. The lease was terminated on November 21, 2013 in connection with the acquisition of NRG.

In November 2013, the Company entered into an agreement to exchange securities with Natural Resource Group, Inc (“NRG”), an oil and gas exploration company, whereby the shareholders of NRG received 14,872,157 shares of Diversified Resources, Inc.’s $0.001 par value common shares. The President sold 2,680,033 shares of the Company’s common stock to the Company for nominal consideration.  The shares purchased from the President were returned to the status of authorized but unissued shares. Additionally, the former principals of the Company assumed all of the debts of the Company at the date of the exchange. The exchange was consummated on November 21, 2013.